Distribution Date: Oct 25, 2007
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Ambac Assurance Corporation
Aurora Loan Services Inc
October 25, 2007
September 28, 2007
September 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics (7 Groups)

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Substitution In/Out Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
10/25/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Determination Date 10/18/2007 Accrual Periods: Begin End
Record Date - Definitive Certificates 9/28/2007 Libor Certificates: 9/25/2007 10/24/2007
Record Date - Offered Certificates 10/24/2007
Payment Detail:
Pass
Through
Original
Beginning
Principal
Interest
Total
Applied
Prepayment
Ending
Class
Rate
(1)
Balance
Balance
(2)
Paid
Paid
Paid
Losses
Premiums
Balance
A1 5.93100% $527,987,000.00 $527,987,000.00 $10,285,684.40 $2,609,575.75 $12,895,260.15 $0.00 N/A $517,701,315.60
AIO 1.75000% $527,987,000.00 $527,987,000.00 $0.00 $769,981.04 $769,981.04 N/A N/A $517,701,315.60
M0 6.23100% $45,761,000.00 $45,761,000.00 $0.00 $237,613.99 $237,613.99 $0.00 N/A $45,761,000.00
M1 6.38100% $44,703,000.00 $44,703,000.00 $0.00 $237,708.20 $237,708.20 $0.00 N/A $44,703,000.00
M2 6.63100% $17,600,000.00 $17,600,000.00 $0.00 $97,254.67 $97,254.67 $0.00 N/A $17,600,000.00
M3 6.88100% $6,687,000.00 $6,687,000.00 $0.00 $38,344.37 $38,344.37 $0.00 N/A $6,687,000.00
M4 7.13100% $8,095,000.00 $8,095,000.00 $0.00 $48,104.54 $48,104.54 $0.00 N/A $8,095,000.00
M5 7.13100% $6,687,000.00 $6,687,000.00 $0.00 $39,737.50 $39,737.50 $0.00 N/A $6,687,000.00
M6 7.13100% $5,631,000.00 $5,631,000.00 $0.00 $33,462.22 $33,462.22 $0.00 N/A $5,631,000.00
M7 7.13100% $5,631,000.00 $5,631,000.00 $0.00 $33,462.22 $33,462.22 $0.00 N/A $5,631,000.00
M8 7.13100% $4,218,000.00 $4,218,000.00 $0.00 $25,065.47 $25,065.47 $0.00 N/A $4,218,000.00
P 0.00000% $100.00 $100.00 $0.00 $0.00 $0.00 N/A $0.00 $100.00
X 0.00000% $30,984,646.11 $30,984,646.11 $0.00 $922,805.91 $922,805.91 N/A N/A $30,975,328.83
R 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $703,984,746.11 $703,984,746.11 $10,285,684.40 $5,093,115.88 $15,378,800.28 $0.00 $0.00 $693,689,744.43
(1) Reflects the application of Net Funds Cap
(2) Class X Balance reflects the Overcollateralization Amount, the Class Principal Amount of Class X is zero
Amounts Per 1,000:
Beginning
Principal
Interest
Applied
Ending
Class
Cusip
Balance
Paid
Paid
Losses
Balance
Index
Value
A1 52525PAA9 $1,000.00000000 $19.48094252 $4.94250000 $0.00000000 $980.51905748 LIBOR 5.13100%
AIO 52525PAC5 $1,000.00000000 $0.00000000 $1.45833333 $0.00000000 $980.51905748
M0 52525PAP6 $1,000.00000000 $0.00000000 $5.19249995 $0.00000000 $1,000.00000000
M1 52525PAD3 $1,000.00000000 $0.00000000 $5.31749994 $0.00000000 $1,000.00000000
M2 52525PAE1 $1,000.00000000 $0.00000000 $5.52583352 $0.00000000 $1,000.00000000
M3 52525PAF8 $1,000.00000000 $0.00000000 $5.73416629 $0.00000000 $1,000.00000000
M4 52525PAG6 $1,000.00000000 $0.00000000 $5.94250031 $0.00000000 $1,000.00000000
M5 52525PAH4 $1,000.00000000 $0.00000000 $5.94250037 $0.00000000 $1,000.00000000
M6 52525PAJ0 $1,000.00000000 $0.00000000 $5.94250044 $0.00000000 $1,000.00000000
M7
52525PAK7
$1,000.00000000 $0.00000000 $5.94250044 $0.00000000 $1,000.00000000
M8
52525PAL5
$1,000.00000000 $0.00000000 $5.94250119 $0.00000000 $1,000.00000000

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
10/25/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Net Prepayment
Total
Deferred
Total
Margin or
Accrued @
Interest
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Carryforward
Class
Fix Rate
PT Rate
(1)
Shortfall
Shortfall
Paid
Unpaid
Paid
Paid
(2)
Interest
A1 5.93100% $2,609,575.75 $0.00 $0.00 $0.00 $0.00 $0.00 $2,609,575.75 $0.00
AIO 1.75000% $769,981.04 $0.00 N/A N/A N/A N/A $769,981.04 $0.00
M0 6.23100% $237,613.99 $0.00 $0.00 $0.00 $0.00 $0.00 $237,613.99 $0.00
M1 6.38100% $237,708.20 $0.00 $0.00 $0.00 $0.00 $0.00 $237,708.20 $0.00
M2 6.63100% $97,254.67 $0.00 $0.00 $0.00 $0.00 $0.00 $97,254.67 $0.00
M3 6.88100% $38,344.37 $0.00 $0.00 $0.00 $0.00 $0.00 $38,344.37 $0.00
M4 7.13100% $48,104.54 $0.00 $0.00 $0.00 $0.00 $0.00 $48,104.54 $0.00
M5 7.13100% $39,737.50 $0.00 $0.00 $0.00 $0.00 $0.00 $39,737.50 $0.00
M6 7.13100% $33,462.22 $0.00 $0.00 $0.00 $0.00 $0.00 $33,462.22 $0.00
M7 7.13100% $33,462.22 $0.00 $0.00 $0.00 $0.00 $0.00 $33,462.22 $0.00
M8 7.13100% $25,065.47 $0.00 $0.00 $0.00 $0.00 $0.00 $25,065.47 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Net Funds Cap
Class X Certificate Distributions
Net Funds Cap for Class A1 Certificates:
6.91558%
C-X Component 0.00
Net Funds Cap for Subordinate Certificates:
8.66558%
S-X Component
0.00
X-S Component 922,805.91
Amount of Advances required to be made by servicer N/A
Amount of Advances actually made by servicer 4,635,776.65 Senior Principal Distribution Amount $10,285,684.40
Amount of Advance shortfall N/A Deleted Mortgage Loan 0.00

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
10/25/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
Basis Risk Account:
Certificate Insurance Policy
Beginning Balance 1,000.00
Beginning Reimbursement Amounts
Deposit: Basis Risk Payment 0.00 Monthly Certificate Insurance Premium due 118,797.08
Deposit: Reinvestment Income 0.00 Aggregate Certificate Insurance Premium 118,797.08
Less: Withdrawal for Basis Risk Shortfalls 0.00 Insured Amounts paid
0.00
Less: Remaining amounts to Class X 0.00 Reimbursement Amounts paid to the Certificate Insurer
0.00
Ending Balance 1,000.00
Ending Reimbursement Amounts 0.00
Supplemental Interest Trust:
Reconciliation:
Swap Account:
Available funds (A):
Beginning Balance
1,000.00 Servicer remittance 15,497,597.36
Deposit: Swap Amount
0.00 Insured Amounts from Certificate Insurer
0.00
Deposit: Reinvestment Income
0.00 Net Funds from Swap account 0.00
Less: Withdrawal for Net Swap Payment & Termination Payemnt
0.00 Net Funds from Interest Rate Cap account 0.00
Less: Withdrawal for Class A1 Payment
0.00 15,497,597.36
Less: Withdrawal for Reimbursement Amounts
0.00 Distributions (B):
Less: Withdrawal for Basis Risk Shortfalls
0.00 Trustee fee 0.00
Less: Withdrawal for Class X
0.00 Monthly premium due Certificate Insurer 118,797.08
Ending Balance
1,000.00 Net Payments to Counterparty from Swap Trust 0.00
Total interest distributed 5,093,115.88
Interest Rate Cap Account:
Total principal distributed 10,285,684.40
Beginning Balance
1,000.00 15,497,597.36
Deposit: Cap Amount
0.00
Less: Withdrawal for Class A1 Unpaid Deferred Amount
0.00 (A) - (B): 0.00
Less: Withdrawal for Reimbursement Amounts
0.00
Less: Withdrawal for Basis Risk Shortfalls
0.00
Less: Withdrawal for Class X
0.00
Ending Balance
1,000.00
ACCOUNT ACTIVITY

Contact:
John Yen
(617) 603-6441
john.yen@usbank.com
Distribution Date
10/25/2007
LEHMAN XS TRUST
MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-17H
STATEMENT TO CERTIFICATEHOLDERS
CREDIT ENHANCEMENT AND TRIGGERS
Trigger Event:
Excess Interest and OC Release Amount distributions:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Excess available interest 913,388.63
B) Ending Collateral Balance 693,689,644.43 Overcollateralization release amount 9,417.28
C) Current Delinquency Rate (A/B) 0.000%
(A) 922,805.91
D) Rolling Three Month Delinquency Rate 0.000%
E) Cumulative Realized Losses 0.00 1) as additional principal & interest to certificates 0.00
F) Original Collateral Balance 703,984,746.11 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
G) Cumulative Loss % ( E/F) 0.00% 3) Required Basis Risk Reserve Deposit to BRRF 0.00
H) Applicable Cumulative Loss Limit % N/A 4) to Supp Interest Trust - Swap Term Payments 0.00
5) Certificate Insurer, any Unpaid Reimbursement Amounts
0.00
A Trigger Event will occur if either (1) or (2) is True: 6) Remaining Amounts to X 922,805.91
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit NO (B): 922,805.91
2) Cumulative Loss % exceeds applicable limit NO
(A)-(B): 0.00
Stepdown Date:
Senior Enhancement Percentage
25.370%
Senior Enhancement Percentage for purposes of Stepdown 25.371%
Overcollateralization:
Ending Overcollateralization Amount
30,975,328.83
Stepdown if the later of: NO Target Overcollateralization Amount 30,975,328.83
(x) October 2010 Ending Overcollateralization deficiency amount 0.00
(y) Distribution when Senior Enhancement % is >= 50%

Distribution Date: Oct 25, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
703,984,746.11
10,295,101.68
0.00
693,689,644.43
119,397.76
10,006,663.50
169,040.42
0.00
0.00
10,295,101.68
5,349,160.24
146,664.56
0.00
0.00
0.00
0.00
0.00
5,202,495.68
0.00
0.00
15,497,597.36
3,254
3,208
0.9853759592
9.11808%
8.86808%
13.50340%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
146,664.56
0.00
0.00
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance
%
0K to 99.99K
406 30,995,745.22 4.47%
100K to 199.99K
1,155 174,153,595.15 25.11%
200K to 299.99K
959 236,323,665.30 34.07%
300K to 399.99K
551 191,231,452.05 27.57%
400K to 499.99K
116 49,504,437.25 7.14%
500K to 599.99K
18 9,615,675.63 1.39%
600K to 699.99K
3 1,865,073.83 0.27%
Total
3,208
693,689,644.43
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K
Balance

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
1 225,900.00 0.03%
6.50% - 6.99%
8 2,153,583.12 0.31%
7.00% - 7.49%
63 16,663,264.93 2.40%
7.50% - 7.99%
287 70,088,273.96 10.10%
8.00% - 8.49%
480 105,684,037.49 15.24%
8.50% - 8.99%
790 171,593,373.23 24.74%
9.00% - 9.49%
520 107,214,229.99 15.46%
9.50% - 9.99%
486 97,824,321.46 14.10%
10.00% - 10.49%
175 36,640,947.57 5.28%
10.50% - 10.99%
232 48,362,268.37 6.97%
11.00% - 11.49%
118 25,399,529.15 3.66%
11.50% - 11.99%
47 11,795,815.16 1.70%
12.00% - 12.49%
1 44,100.00 0.01%
Total
3,208
693,689,644.43
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 9.11%
Count
Balance ($)
%
1.00% - 1.99%
1 104,298.39 0.02%
2.00% - 2.99%
2,240 497,313,378.04 92.39%
3.00% - 3.99%
145 37,887,770.08 7.04%
5.00% - 5.99%
11 2,957,848.51 0.55%
Total
2,397
538,263,295.02
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.51%
Count
Balance ($)
%
2.00% - 2.99%
1,385 297,255,082.87 55.22%
3.00% - 3.99%
49 9,489,091.82 1.76%
4.00% - 4.99%
16 3,050,095.87 0.57%
5.00% - 5.99%
1 209,000.00 0.04%
6.00% - 6.99%
2 420,997.81 0.08%
7.00% - 7.99%
32 8,352,423.42 1.55%
8.00% - 8.99%
250 64,725,191.57 12.02%
9.00% - 9.99%
329 77,228,457.38 14.35%
10.00% - 10.99%
220 49,365,120.02 9.17%
11.00% - 11.99%
113 28,167,834.26 5.23%
Total
2,397
538,263,295.02
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 5.43%

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
12.00% - 12.99%
15 4,345,033.59 0.81%
13.00% - 13.99%
280 71,397,997.11 13.26%
14.00% - 14.99%
999 224,969,112.57 41.80%
15.00% - 15.99%
727 151,404,153.39 28.13%
16.00% - 16.99%
261 57,726,064.10 10.72%
17.00% - 17.99%
114 28,376,834.26 5.27%
18.00% - 18.99%
1 44,100.00 0.01%
Total
2,397
538,263,295.02
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 15.04%
Count
Balance ($)
%
6
2,338 525,723,702.52 97.67%
12
59 12,539,592.50 2.33%
Total
2,397
538,263,295.02
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
6
2,338 525,723,702.52 97.67%
12
59 12,539,592.50 2.33%
Total
2,397
538,263,295.02
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
59 12,539,592.50 2.33%
6 Month LIBOR
2,338 525,723,702.52 97.67%
Total
2,397
538,263,295.02
100.00%
Indices
Index
Count
Balance ($)
%
2 Units
253 60,667,708.02 8.75%
3 Units
69 21,298,790.40 3.07%
4 Units
57 15,428,590.34 2.22%
Condominium
1 235,400.00 0.03%
High Rise Condo
9 2,439,773.91 0.35%
Low Rise Condo
136 32,230,176.01 4.65%
Planned Unit Development
643 149,582,425.94 21.56%
Single Family
2,039 411,638,961.05 59.34%
Townhouse
1 167,818.76 0.02%
Total
3,208
693,689,644.43
100.00%
Property Type
Type

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
2006
13 2,511,403.28 0.36%
2007
3,195 691,178,241.15 99.64%
Total
3,208
693,689,644.43
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
80.00%-84.99%
32 8,219,198.26 1.18%
85.00%-89.99%
96 21,995,062.21 3.17%
90.00%-94.99%
399 82,629,079.66 11.91%
95.00%-99.99%
679 133,447,929.62 19.24%
100.0%-105.0%
2,002 447,398,374.68 64.50%
Total
3,208
693,689,644.43
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 97
Count
Balance ($)
%
169 - 192
6 905,942.41 0.13%
337 - 360
3,202 692,783,702.02 99.87%
Total
3,208
693,689,644.43
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 357
Count
Balance ($)
%
169 - 192
6 905,942.41 0.13%
337 - 360
3,202 692,783,702.02 99.87%
Total
3,208
693,689,644.43
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Count
Balance ($)
%
169 - 192
6 905,942.41 0.13%
337 - 360
3,202 692,783,702.02 99.87%
Total
3,208
693,689,644.43
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
169 - 192
6 905,942.41 0.13%
337 - 360
3,202 692,783,702.02 99.87%
Total
3,208
693,689,644.43
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Balance ($)
%
ALABAMA
19 2,954,641.98 0.43%
ALASKA
5 1,212,666.67 0.17%
ARIZONA
137 32,313,046.25 4.66%
ARKANSAS
16 2,168,954.56 0.31%
CALIFORNIA
273 86,094,278.56 12.41%
COLORADO
154 29,942,226.22 4.32%
CONNECTICUT
56 13,639,006.71 1.97%
DELAWARE
7 1,793,756.34 0.26%
DISTRICT OF COLUMBIA
10 2,788,995.37 0.40%
FLORIDA
339 79,149,647.31 11.41%
GEORGIA
141 23,458,802.03 3.38%
HAWAII
3 1,528,440.78 0.22%
IDAHO
26 4,277,768.51 0.62%
ILLINOIS
203 48,032,183.11 6.92%
INDIANA
55 7,219,878.13 1.04%
IOWA
7 1,254,565.01 0.18%
KANSAS
14 1,839,781.22 0.27%
KENTUCKY
16 2,302,228.72 0.33%
LOUISIANA
16 2,836,717.02 0.41%
MAINE
6 1,100,379.05 0.16%
MARYLAND
103 22,850,842.71 3.29%
MASSACHUSETTS
61 18,181,985.34 2.62%
MICHIGAN
58 7,144,021.78 1.03%
MINNESOTA
64 14,468,519.80 2.09%
MISSISSIPPI
12 1,709,527.94 0.25%
MISSOURI
74 11,169,281.57 1.61%
MONTANA
1 345,250.00 0.05%
NEBRASKA
5 569,338.99 0.08%
NEVADA
112 30,995,930.06 4.47%
NEW HAMPSHIRE
12 3,026,851.22 0.44%
NEW JERSEY
81 25,723,195.03 3.71%
NEW MEXICO
24 4,437,859.42 0.64%
NEW YORK
68 20,118,442.11 2.90%
NORTH CAROLINA
60 9,217,580.90 1.33%
NORTH DAKOTA
1 73,940.93 0.01%
OHIO
78 9,816,213.24 1.42%
OKLAHOMA
17 1,801,676.84 0.26%
OREGON
65 16,174,263.44 2.33%
PENNSYLVANIA
53 7,152,504.60 1.03%
RHODE ISLAND
22 5,549,578.97 0.80%
SOUTH CAROLINA
36 5,464,192.01 0.79%
TENNESSEE
51 6,865,776.09 0.99%
TEXAS
260 38,595,739.53 5.56%
UTAH
127 29,057,658.02 4.19%
VERMONT
1 116,934.07 0.02%
VIRGINIA
127 27,186,185.56 3.92%
WASHINGTON
94 23,626,795.28 3.41%
WEST VIRGINIA
4 700,384.63 0.10%
WISCONSIN
32 5,319,002.74 0.77%
WYOMING
2 322,208.06 0.05%
Total
3,208
693,689,644.43
100.00%
Geographic Distribution by State
State

Distribution Date: Oct 25, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
2
4
6
8
10
12
14
CALIFORNIA
FLORIDA
ILLINOIS
TEXAS
ARIZONA
NEVADA
COLORADO
UTAH
VIRGINIA
NEW JERSEY
WASHINGTON
GEORGIA
MARYLAND
NEW YORK
MASSACHUSETTS
OREGON
MINNESOTA
CONNECTICUT
MISSOURI
OHIO
NORTH CAROLINA
INDIANA
PENNSYLVANIA
MICHIGAN
TENNESSEE
RHODE ISLAND
SOUTH CAROLINA
WISCONSIN
NEW MEXICO
IDAHO
NEW HAMPSHIRE
ALABAMA
LOUISIANA
DISTRICT OF
COLUMBIA
KENTUCKY
ARKANSAS
KANSAS
OKLAHOMA
DELAWARE
MISSISSIPPI
HAWAII
IOWA
ALASKA
MAINE
WEST VIRGINIA
NEBRASKA
MONTANA
WYOMING
VERMONT
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
3,208
693,689,644.43
100.00%
693,790,398.95
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,208
693,689,644.43
100.00%
693,790,398.95
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
3,208
693,689,644.43
100.00%
693,790,398.95
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,208
693,689,644.43
100.00%
693,790,398.95
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Oct 25, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
October 2007
Count
Balance ($)
30 - 59 days
0 0.00
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Oct 25, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
16.03%
10,175,703.92
Life CPR
16.03%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
7
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
7
Group 1
Total
Amount ($)

Distribution Date: Oct 25, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Oct 25, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Oct 25, 2007
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Oct 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
46 10,015,598.00 10,006,663.50 0.00 703,984,746.11
1.42%
98.58%
1
Prepayment 1.42%
Liquidation 0.00%
Beginning Balance 98.58%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
40383051 400,000.00 399,121.56
398,825.03 0.00 0.00 0.00 Voluntary PIF
10/02/2007 296.53 7.600% 0.00 MD 1
40512303 152,000.00 151,702.07
151,626.10 0.00 0.00 0.00 Voluntary PIF
09/28/2007 75.97 9.575% 0.00 WI 1
40532152 414,000.00 413,094.66
412,864.04 0.00 0.00 0.00 Voluntary PIF
10/12/2007 230.62 9.050% 0.00 IL 1
40546889 360,000.00 360,000.00
360,000.00 0.00 0.00 0.00 Voluntary PIF
09/21/2007 0.00 8.875% 0.00 NY 1
40574790 277,200.00 276,751.75
276,600.06 0.00 0.00 0.00 Voluntary PIF
10/15/2007 151.69 9.100% 0.00 NJ 1
40581654 160,000.00 159,811.66
159,747.77 0.00 0.00 0.00 Voluntary PIF
09/17/2007 63.89 10.600% 0.00 NJ 1
40583163 79,515.00 79,423.28
79,392.19 0.00 0.00 0.00 Voluntary PIF
10/09/2007 31.09 10.700% 0.00 GA 1
40604985 94,554.00 94,372.78
94,311.54 0.00 0.00 0.00 Voluntary PIF
10/16/2007 61.24 8.275% 0.00 TX 1
40624314 76,450.00 76,353.51
76,320.80 0.00 0.00 0.00 Voluntary PIF
09/14/2007
32.71
10.275%
0.00 NC 1
40639122 325,000.00 324,562.74
324,414.56 0.00 0.00 0.00 Voluntary PIF
09/25/2007 148.18 9.975% 0.00 AZ 1
40644981 140,000.00 139,999.96
139,999.96 0.00 0.00 0.00 Voluntary PIF
10/16/2007 0.00 8.625% 0.00 ID 1
40645210 195,000.00 194,820.36
194,759.31 0.00 0.00 0.00 Voluntary PIF
09/27/2007 61.05 11.725% 0.00 RI 1
40650327 379,850.00 379,850.00
379,850.00 0.00 0.00 0.00 Voluntary PIF
10/01/2007 0.00 11.425% 0.00 FL 1
40660664 66,000.00 66,000.00
66,000.00 0.00 0.00 0.00 Voluntary PIF
09/24/2007 0.00 9.550% 0.00 TX 1
40663122 187,200.00 187,200.00
187,200.00 0.00 0.00 0.00 Voluntary PIF
10/09/2007 0.00 8.500% 0.00 VA 1
40666554 121,550.00 121,406.93
121,358.40 0.00 0.00 0.00 Voluntary PIF
10/01/2007 48.53 10.600% 0.00 OH 1
40695223 157,500.00 157,500.00
157,500.00 0.00 0.00 0.00 Voluntary PIF
10/01/2007 0.00 9.000% 0.00 GA 1
40695819 328,500.00 328,483.85
328,483.85 0.00 0.00 0.00 Voluntary PIF
10/16/2007 0.00 8.725% 0.00 NH 1
40714990 289,750.00 289,517.47
289,399.68 0.00 0.00 0.00 Voluntary PIF
10/01/2007 117.79 10.475% 0.00 CT 1
40722928 375,250.00 374,371.61
374,207.57 0.00 0.00 0.00 Voluntary PIF
10/11/2007 164.04 10.275% 0.00 MA 1
40737280 159,125.00 159,125.00
159,125.00 0.00 0.00 0.00 Voluntary PIF
10/03/2007 0.00 11.550% 0.00 CO 1
40739757 160,000.00 160,000.00
160,000.00 0.00 0.00 0.00 Voluntary PIF
10/12/2007 0.00 9.275% 0.00 AZ 1
40772485 286,000.00 286,000.00
286,000.00 0.00 0.00 0.00 Voluntary PIF
09/25/2007
0.00
9.725%
0.00 NV 1
40774531 231,000.00 230,875.14
230,749.33 0.00 0.00 0.00 Voluntary PIF
09/18/2007 125.81 9.050% 0.00 NM 1

Distribution Date: Oct 25, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
40782724 350,000.00 350,000.00
350,000.00 0.00 0.00 0.00 Voluntary PIF
09/27/2007 0.00 10.350% 0.00 IL 1
40786246 322,200.00 322,200.00
322,200.00 0.00 0.00 0.00 Voluntary PIF
10/16/2007 0.00 9.125% 0.00 MD 1
40786477 38,237.00 38,225.57
38,214.02 0.00 0.00 0.00 Voluntary PIF
10/03/2007 11.55 11.800% 0.00 KY 1
40797540 161,500.00 161,500.00
161,500.00 0.00 0.00 0.00 Voluntary PIF
10/11/2007
0.00
9.750%
0.00 AZ 1
46688560 378,000.00 378,000.00
378,000.00 0.00 0.00 0.00 Voluntary PIF
10/01/2007 0.00 8.675% 0.00 WA 1
46747614 415,000.00 415,000.00
415,000.00 0.00 0.00 0.00 Voluntary PIF
10/02/2007 0.00 7.825% 0.00 MN 1
46870283 188,683.00 188,683.00
188,683.00 0.00 0.00 0.00 Voluntary PIF
09/24/2007 0.00 8.275% 0.00 CO 1
46879573 79,800.00 79,728.72
79,692.63 0.00 0.00 0.00 Voluntary PIF
10/16/2007 36.09 9.975% 0.00 MI 1
46880324 315,000.00 315,000.00
315,000.00 0.00 0.00 0.00 Voluntary PIF
10/16/2007 0.00 9.575% 0.00 MO 1
46931887 61,750.00 61,724.65
61,699.09 0.00 0.00 0.00 Voluntary PIF
10/01/2007 25.56 10.350% 0.00 IL 1
47014485 285,000.00 284,815.95
284,722.60 0.00 0.00 0.00 Voluntary PIF
09/19/2007 93.35 11.475% 0.00 AZ 1
47040951 260,000.00 260,000.00
260,000.00 0.00 0.00 0.00 Voluntary PIF
09/18/2007 0.00 8.975% 0.00 WA 1
47085352 66,600.00 66,600.00
66,600.00 0.00 0.00 0.00 Voluntary PIF
09/26/2007 0.00 11.200% 0.00 FL 1
47103635 282,500.00 282,344.88
282,188.60 0.00 0.00 0.00 Voluntary PIF
10/12/2007 156.28 8.975% 0.00 WI 1
47245188 137,000.00 137,000.00
136,932.25 0.00 0.00 0.00 Voluntary PIF
09/27/2007 67.75 9.475% 0.00 TX 1
47250790 38,250.00 38,250.00
38,250.00 0.00 0.00 0.00 Voluntary PIF
09/19/2007 0.00 9.275% 0.00 MI 1
47256284 238,000.00 237,869.31
237,737.64 0.00 0.00 0.00 Voluntary PIF
09/19/2007 131.67 8.975% 0.00 CO 1
47271101 146,600.00 146,600.00
146,600.00 0.00 0.00 0.00 Voluntary PIF
10/02/2007
0.00
9.600%
0.00 VA 1
47305735 158,434.00 158,434.00
158,434.00 0.00 0.00 0.00 Voluntary PIF
10/08/2007 0.00 9.550% 0.00 FL 1
47319371 226,100.00 226,100.00
226,100.00 0.00 0.00 0.00 Voluntary PIF
10/04/2007 0.00 9.100% 0.00 DE 1
124481318 132,300.00 132,300.00
132,300.00 0.00 0.00 0.00 Voluntary PIF
09/20/2007 0.00 8.425% 0.00 CO 1
40288607 319,200.00 318,239.10
318,074.48 0.00 0.00 0.00 Voluntary PIF
10/11/2007 164.62 9.500% 0.00 IL 1
Total:
46
10,015,598.00
10,008,959.51
2,296.01
10,006,663.50
0.00
0.00
0.00
0.00

Distribution Date: Oct 25, 2007
SUBSTITUTION IN/OUT LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Sub Period:
# None #
TOTAL SUBSTITUTIONS
OUT:
IN:

Distribution Date: Oct 25, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Oct 25, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust, Mortgage Pass-Through Certificates, Series 2007-17H
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #